Consolidated Statements of Stockholders' Equity (Parentheticals) - Common Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Release of vested shares (in shares)	4,864	5,108
Cash dividends declared per share (in dollars per share)	$ 0.158	$ 0.138